LIBERTY MONEY MARKET FUND        ANNUAL REPORT

JUNE 30, 2002

[photo of building with dome]

PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:

Over the past 12 months, the environment for the money market was shaped by economic events and investor concerns. Although the Federal Reserve Board halted its string of interest rate cuts in December 2001, its presence on the sidelines was felt by the market as investors tried to guess the timing of its next move. A robust first quarter in 2002 created fears that the Fed could begin to raise short-term interest rates. However, the Fed kept a key short-term interest rate at 1.75%, and indications of slower economic growth in the second quarter raised the possibility that any further action on interest rates could be delayed until later in the year.

Money market fund returns were also at their lowest since the funds were introduced 30 years ago when investors were first drawn to them for the relative stability and liquidity they provide. As the US stock market declined sharply during the period, investors were reminded that having a fixed-income component in their portfolios, which may be a sound strategy in any environment, may be particularly beneficial when stocks fall on difficult times.

The following report will provide you with more detailed information about the fund's performance and the strategies used by the fund's portfolio manager. As always, we thank you for investing in Liberty funds and for giving us the opportunity to help you build a strong financial future.

Sincerely,

/s/ Keith T. Banks

Keith T. Banks
President
Liberty Funds

             o NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PORTFOLIO MANAGER'S REPORT

In an environment of historically low interest rates, Liberty Money Market Fund Class A shares delivered a total return of 1.56% during the fiscal year ended June 30, 2002. The fund's return was slightly lower than the average return of its peer group, the Lipper Money Market Fund Category Average,1 which was 1.76% for the same period. Both fund and Lipper category returns represent significant drops from the previous fiscal year, the result of sharply declining short-term interest rates.

LOW FED FUNDS RATE DEPRESSES MONEY MARKET YIELDS

The Federal Reserve's push to bring the economy out of recession by lowering interest rates was the biggest factor behind performance for the fiscal year. Between June 2000 and January 2001, the Federal Reserve Board lowered the fed funds rate from 3.75% to 1.75%. (The federal funds rate is the target overnight interest rate at which commercial banks lend money to each other.) Most market observers expected the rate to move higher once the economy recovered. However, it remained unchanged during the second half of the year as the economy sputtered. These sustained low interest rates brought money market yields down dramatically by the end of the period. In fact, in the aftermath of September 11, 2001, some rates fell below 1.0%.

MATURITY PROFILE CHANGES HELP FUND RETURN

In order to increase the fund's yield in this low interest-rate environment, we lengthened the fund's weighted average maturity. (Generally speaking, the longer the maturity, the higher the yield.) We began the fiscal year with a weighted average maturity of 40.5 days; by December 31 it was 48 days, and at the end of June it stood at 49.4 days. The period's final weighted average maturity was neutral to the benchmark, as we believe that the Fed is unlikely to lower the federal funds rate further.

Where prudent, we took advantage of the opportunity to buy longer-maturity money market securities to help boost the fund's yield. In May, for example, we locked in a six-month rate of 2.30% by buying Morgan Stanley Dean Witter notes (1.2% of net assets)2. By the end of the period, the rate for new six-month issues of notes of that type was 1.93%.

However, we made a move that detracted from the fund's yield when we purchased a six-month certificate of deposit with a yield of 1.68% in January (4.6% of net assets)2. We were expecting the Fed to lower the federal funds rate to 1.5% in its February 2002 meeting. When it kept the rate at 1.75% as positive economic news came in, six-month rates rose instead.

/s/ Karen M. Arneil

Karen M. Arneil

Jane M. Naesth was the portfolio manager of this fund during the period. Karen
M. Arneil, a senior vice president and senior portfolio manager of the advisor, has managed Liberty Money Market Fund as of July 1, 2002.

1 Lipper Inc., a widely respected data provider in the industry, calculates total returns for mutual funds with investment objectives similar to those of the fund.

2    Holdings are disclosed as of June 30, 2002 and are subject to change.




DISTRIBUTIONS DECLARED

PER SHARE 7/1/01-6/30/02 ($)

Class A                 0.015
---------------------------------
Class B                 0.007
---------------------------------
Class C                 0.011
---------------------------------


7-DAY YIELDS ON 6/30/023 (%)

Class A                  0.80
---------------------------------
Class B                  0.25
---------------------------------
Class C                  0.43
---------------------------------


30-DAY YIELDS ON 6/30/023 (%)

Class A                  0.90
---------------------------------
Class B                  0.25
---------------------------------
Class C                  0.51
---------------------------------

3 If the advisor or its affiliates had not waived certain fund expenses, the 7-day and 30-day yields would have been -0.17% and -0.09% for Class C shares.

PORTFOLIO BREAKDOWN4 AS OF 6/30/02 (%)
-----------------------------------------------
Commercial Paper                        80.6
Federal Agencies                         9.0
Corporate Notes                          5.9
Certificate of Deposit                   4.5



PORTFOLIO MATURITY4 AS OF 6/30/02 (%)
-----------------------------------------------
0-4 days                                18.7
5-14 days                               20.7
15-29 days                              26.0
30-59 days                               6.4
60+ days                                28.2


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. PAST PERFORMANCE CANNOT PREDICT FUTURE RESULTS.

4 Portfolio breakdown and maturity weightings are unaudited and are calculated as a percentage of total market value of the investment portfolio. Because it is actively managed, there can be no guarantee the portfolio will continue to hold or invest in these securities in the future. On March 2, 1998, the fund became a feeder fund for the SR&F Cash Reserves Portfolio, a money market fund managed by Stein Roe & Farnham, Incorporated. Prior to this transition, approximately two-thirds of the portfolio holdings represented a selection of short-term US government agency securities. The fund no longer invests primarily in U.S. government securities, but rather in the portfolio, which invests in high quality money market securities.

The fund pursues its objective by investing all of its assets in SR&F Cash Reserves Portfolio as part of a master fund/feeder fund structure.

An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

INVESTMENT PORTFOLIO -- SR&F CASH RESERVES PORTFOLIO

June 30, 2002


                         INTEREST MATURITY
                          RATE (a)   DATE       PAR        VALUE
-------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT - 4.6%
Canadian Imperial
   Bank                    1.680%  07/17/02  $30,000,000  $ 30,000,000
                                                          ------------
   (cost of $30,000,000)

COMMERCIAL PAPER - 80.2%
Amstel Funding             1.810%  09/04/02   29,000,000    28,905,226
Asset Securitization
   Corp.                   1.770%  07/01/02   30,000,000    30,000,000
Baxter International       1.800%  07/26/02   21,000,000    20,973,750
BellSouth Corp.            1.730%  07/11/02   16,000,000    15,992,311
Dow Chemical Corp.         2.030%  07/01/02   30,000,000    30,000,000
Enterprise Funding         1.780%  07/22/02   30,000,000    29,968,850
General Dynamics           2.050%  12/30/02   29,000,000    28,699,447
Goldman Sachs Group        1.800%  07/02/02   10,500,000    10,499,475
Jupiter Securization       1.780%  07/15/02   30,000,000    29,979,233
National Rural Utilities   1.800%  07/29/02   30,000,000    29,958,000
Preferred Receivables
   Funding                 1.780%  07/18/02   30,000,000    29,974,784
Receivables Capital        1.800%  07/16/02   30,000,000    29,977,500
7-Eleven:                  1.820%  07/08/02   19,900,000    19,892,974
                           1.800%  07/10/02   10,000,000     9,995,500
Special Purpose
   Accounts
   Receivable              1.800%  07/09/02   30,000,000    29,988,000
Superior Funding           1.840%  08/28/02   30,000,000    29,911,067
Thames Asset Global        1.910%  07/08/02   30,000,000    29,988,858
UBS Financial              2.000%  07/01/02   30,000,000    30,000,000
Verizon Network
   Funding                 1.810%  07/02/02   22,000,000    21,998,894
Virginia Electric &
   Power Co.               1.760%  07/30/02   12,000,000    11,982,987
Windmill Funding           1.870%  07/03/02   30,000,000    29,996,933
                                                          ------------
TOTAL COMMERCIAL PAPER
   (cost of $528,683,789)                                  528,683,789
                                                          ------------



                         INTEREST MATURITY
                          RATE (a)   DATE       PAR        VALUE
-------------------------------------------------------------------------
CORPORATE NOTES - 5.9%
Bank One Corp.             6.900%  10/07/02  $30,000,000   $30,361,137
Morgan Stanley Dean
   Witter & Co.            7.125%  01/15/03    8,025,000     8,230,762
                                                          ------------
TOTAL CORPORATE NOTES
   (cost of $38,591,899)                                    38,591,899
                                                          ------------
GOVERNMENT OBLIGATIONS - 8.9%
Federal Farm Credit
   Bank                    2.580%  06/03/03   25,000,000    25,000,000
Federal Home Loan
   Mortgage                2.420%  09/20/02   34,000,000    33,814,870
                                                          ------------

TOTAL GOVERNMENT OBLIGATIONS
   (cost of $58,814,870)                                    58,814,870
                                                          ------------

TOTAL INVESTMENTS - 99.6%
   (cost of $656,090,558) (b)                              656,090,558
                                                          ------------
OTHER ASSETS & LIABILITIES, NET - 0.4%                       2,757,158
                                                          ------------
NET ASSETS - 100.0%                                       $658,847,716
                                                          ============

NOTES TO INVESTMENT PORTFOLIO:

(a) The interest rate is the effective rate at the date of purchase except for variable rate notes, for which the interest rate represents the current rate as of the most recent date.

(b) Cost for federal income tax purposes is the same.


See notes to financial statements.

SR&F CASH RESERVES PORTFOLIO

June 30, 2002



STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------
ASSETS:
Investments, at cost                           $656,090,558
                                                ------------
Investments, at value                          $656,090,558
Cash                                              1,670,437
Receivable for:
   Interest                                       1,025,149
   Other                                            213,734
Deferred Trustees' compensation plan                    324
                                                ------------
   Total Assets                                 659,000,202
                                                ------------
LIABILITIES:
Payable for:
   Management fee                                   129,428
   Transfer agent fee                                   500
   Pricing and bookkeeping fees                         833
   Trustees' fee                                        145
   Audit fee                                         17,650
Deferred Trustees' fee                                  324
Other liabilities                                     3,606
                                                ------------
   Total Liabilities                                152,486
                                                ------------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL
   INTEREST                                    $658,847,716
                                                ============


STATEMENT OF OPERATIONS
------------------------------------------------------------
For the Year Ended June 30, 2002
INVESTMENT INCOME:
Interest                                         $17,701,925
EXPENSES:
Management fee                   $1,670,444
Pricing and bookkeeping fees         27,529
Transfer agent fee                    6,000
Trustees' fee                         6,000
Custody fee                          19,628
Other expenses                       46,422
                               ------------
   Total Expenses                 1,776,023
Custody earnings credit             (18,222)
                               ------------
   Net Expenses                                    1,757,801
                                                ------------
Net Investment Income                            $15,944,124
                                                ============






STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------
                                    YEARS ENDED JUNE 30,
                                   ----------------------
INCREASE (DECREASE) IN NET ASSETS:  2002           2001
-----------------------------------------------------------
OPERATIONS:
Net investment income         $  15,944,124  $   45,265,926
                              -------------  --------------
TRANSACTIONS IN INVESTORS'
BENEFICIAL INTEREST:

Contributions                   841,256,064   2,646,184,636
Withdrawals                    (885,794,100) (2,792,772,318)
                              -------------  --------------
   Net Decrease from
     Transactions in Investors'
     Beneficial Interest        (44,538,036)   (146,587,682)
                              -------------  --------------
Total Decrease in Net Assets    (28,593,912)   (101,321,756)
NET ASSETS:

Beginning of period             687,441,628     788,763,384
                              -------------  --------------
End of period                 $ 658,847,716 $   687,441,628
                              =============  ==============


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------

                                                     PERIOD
                         YEAR ENDED JUNE 30,          ENDED
                   ------------------------------   JUNE 30,
                   2002     2001     2000    1999   1998 (a)
---------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses (b)       0.26%    0.26%    0.25%   0.25%  0.26%(c)
Net investment
   income (b)      2.32%    5.75%    5.52%   4.83%  5.45%(c)

(a)  From commencement of operations on March 2, 1998.

(b) The benefits derived from custody credits and directed brokerage agreements, if applicable, had no impact.

(c)  Annualized.



See notes to financial statements.

SR&F CASH RESERVES PORTFOLIO -- NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2002

NOTE 1. ORGANIZATION OF THE SR&F CASH
RESERVES PORTFOLIO

SR&F Cash Reserves Portfolio (the "Portfolio") is a separate series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. The investment objective of the Portfolio is to seek maximum current income consistent with capital preservation and maintenance of liquidity.

The Portfolio commenced operations on March 2, 1998. At commencement, Stein Roe Cash Reserves Fund and Liberty Money Market Fund contributed $493,224,000 and $187,537,000, respectively, in securities and other assets in exchange for beneficial ownership of the Portfolio. The Portfolio allocates income, expenses and net realized gains and losses to each investor on a daily basis, based on a method in compliance with the Internal Revenue Service. At June 30, 2002, Stein Roe Cash Reserves Fund and Liberty Money Market Fund owned 50.8% and 49.2%, respectively, of the Portfolio.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following summarizes the significant accounting policies of the Portfolio. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

Investment transactions are accounted for on trade date. Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.

The Portfolio is permitted to invest in repurchase agreements involving securities issued or guaranteed by the U.S. Government or by its agencies or instrumentalities. The Portfolio requires issuers of repurchase agreements to transfer the securities underlying those agreements to the Portfolio's custodian at the time of payment.

SECURITY VALUATIONS:

The Portfolio utilizes the amortized cost method to value its investments. This technique approximates market value and involves valuing a security initially at cost and, thereafter assuming a constant amortization to maturity of any discount or premium. Other assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

FEDERAL INCOME TAXES:

No provision is made for federal income taxes because the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on a method in compliance with the Internal Revenue Service.

NOTE 3. PORTFOLIO COMPOSITION

Under normal market conditions, the Portfolio will invest at least 25% of its total assets in securities of issuers in the financial services industry (which includes, but is not limited to, banks, consumer and business credit institutions, and other financial services companies).

NOTE 4. TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEE:

The Portfolio pays monthly management fees to Stein Roe & Farnham Incorporated (the "Advisor"), an indirect, majority-owned subsidiary of Fleet National Bank ("Fleet"), for its services as investment Advisor and manager. The management fee for the Portfolio is computed at an annual rate of 0.25% of the first $500 million of average daily net assets, and 0.225% thereafter.

On November 1, 2001, Liberty Financial Companies Inc., the former parent of the Advisor, completed the sale of its asset management business, including the Advisor, to Fleet. This transaction resulted in a change of control of the Advisor and, therefore, an assignment of the Advisor's investment advisory contract with the Portfolio to Fleet. The Portfolio had obtained approval of a new investment advisory contract by the Portfolio's Board of Trustees and fund shareholders, which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for its effective and termination dates.

BOOKKEEPING FEE:

The Advisor is responsible for providing pricing and bookkeeping services to the Portfolio under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the SR&F Base Trust on behalf of the Portfolio, the Advisor receives from the Portfolio an annual flat fee of $10,000, paid monthly.

TRANSFER AGENT FEE:

The Portfolio pays Liberty Funds Services, Inc., a monthly fee equal to $6,000 annually.

June 30, 2002


OTHER:

Certain officers and trustees of the Trust are also officers of the Advisor. Compensation is paid to trustees not affiliated with the Advisor. No remuneration was paid to any other trustee or officer of the Trust, who is affiliated with the Advisor.

The Portfolio has an agreement with its custodian bank under which $18,222 of custody fees were reduced by balance credits for the year ended June 30, 2002. The Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

LIBERTY MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2002
ASSETS:
Investments in Portfolio, at value             $324,075,632
Receivable for:
   Fund shares sold                               7,352,468
   Expense reimbursement due
     from Distributor                                22,871
Deferred Trustees' compensation plan                  6,427
                                               ------------
   Total Assets                                 331,457,398
                                               ------------
LIABILITIES:
Payable for:
   Fund shares repurchased                        2,981,301
   Distributions                                     18,134
   Administration fee                                64,120
   Transfer agent fee                               112,208
   Pricing and bookkeeping fees                       9,496
   Trustees' fee                                         30
Deferred Trustees' fee                                6,427
Other liabilities                                    50,336
                                               ------------
   Total Liabilities                              3,242,052
                                               ------------
NET ASSETS                                     $328,215,346
                                               ============
COMPOSITION OF NET ASSETS:
Paid-in capital                                $328,233,066
Overdistributed net investment income               (14,032)
Accumulated net realized loss                        (3,688)
                                               ============
NET ASSETS                                     $328,215,346
                                               ============
Class A:
   Net assets                                  $210,616,093
   Shares outstanding                           210,594,447
                                               ============
Net asset value and offering price per share   $       1.00(a)
                                               ============
Class B:
   Net assets                                   $96,827,098
   Shares outstanding                            96,898,707
                                               ============
Net asset value and offering price per share   $       1.00(a)
                                               ============
Class C:
   Net assets                                   $20,772,155
   Shares outstanding                            20,777,118
                                               ============
Net asset value and offering price per share   $       1.00(a)
                                               ============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.





STATEMENT OF OPERATIONS

For the Year Ended June 30, 2002
INVESTMENT INCOME:
Interest allocated from Portfolio                $7,555,759
EXPENSES:
Expenses allocated from Portfolio $ 757,910
Administration fee                  740,855
Distribution fee:
   Class B                          661,527
   Class C                          114,683
Service fee:
   Class B                          220,509
   Class C                           38,117
Pricing and bookkeeping fees        110,290
Transfer agent fee                1,163,004
Trustees' fee                        16,536
Other expenses                      205,333
                                 ----------
   Total Expenses                                 4,028,764
                                                -----------
Fees waived by Distributor:
   Class B                                         (147,714)
   Class C                                          (91,813)
                                                -----------
   Net Expenses                                   3,789,237
                                                -----------
Net Investment Income                            $3,766,522
                                                -----------





See notes to financial statements.

LIBERTY MONEY MARKET FUND -- STATEMENT OF CHANGES IN NET ASSETS

                                   YEARS ENDED JUNE 30,
INCREASE (DECREASE)         --------------------------------
IN NET ASSETS:                      2002           2001
------------------------------------------------------------
OPERATIONS:
Net investment income           $ 3,766,522  $    14,727,263
                               ------------  ---------------
DISTRIBUTIONS DECLARED TO
   SHAREHOLDERS:
From net investment income:
   Class A                       (2,973,519)    (11,442,545)
   Class B                         (644,928)     (2,941,345)
   Class C                         (156,549)       (337,341)
                               ------------  ---------------
Total Distributions Declared
   to Shareholders               (3,774,996)    (14,721,231)
                               ------------  ---------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                863,868,895   2,464,044,192
   Distributions reinvested       2,488,176       8,756,600
   Redemptions                 (845,560,093) (2,461,670,240)
                               ------------  ---------------
     Net Increase                20,796,978      11,130,552
                               ------------  ---------------
Class B:
   Subscriptions                133,987,302     152,900,737
   Distributions reinvested         555,248       2,522,883
   Redemptions                 (118,589,391)   (143,751,857)
                               ------------  ---------------
     Net Increase                15,953,159      11,671,763
                               ------------  ---------------
Class C:
   Subscriptions                106,686,947      89,495,212
   Distributions reinvested         128,677         238,671
   Redemptions                  (96,052,718)    (83,673,462)
                               ------------  ---------------
     Net Increase                10,762,906       6,060,421
                               ------------  ---------------
Net Increase from Share
   Transactions                  47,513,043      28,862,736
                               ------------  ---------------
   Total Increase in Net Assets  47,504,569      28,868,768
NET ASSETS:
Beginning of period             280,710,777     251,842,009
                               ------------  ---------------
End of period (including
overdistributed net investment
income of $(14,032) and
$(14,592), respectively)       $328,215,346 $   280,710,777
                               ------------  ---------------



                                    YEARS ENDED JUNE 30,
                                -----------------------------
                                    2002           2001
-----------------------------------------------------------
CHANGES IN SHARES:
Class A:
   Subscriptions                863,870,771   2,464,030,619
   Issued for distributions
     reinvested                   2,488,176       8,756,600
   Redemptions                 (845,563,936) (2,461,651,696)
                               ------------  ---------------
     Net Increase                20,795,011      11,135,523
                               ------------  ---------------
Class B:
   Subscriptions                133,987,311     152,900,737
   Issued for distributions
     reinvested                     555,248       2,522,883
   Redemptions                 (118,589,191)   (143,744,457)
                               ------------  ---------------
     Net Increase                15,953,368      11,679,163
                               ------------  ---------------
Class C:
   Subscriptions                106,687,018      89,495,212
   Issued for distributions
     reinvested                     128,677         238,671
   Redemptions                  (96,052,717)    (83,671,962)
                               ------------  ---------------
     Net Increase                10,762,978       6,061,921
                               ------------  ---------------




See notes to financial statements.

LIBERTY MONEY MARKET FUND   -- NOTES TO FINANCIAL STATEMENTS

June 30, 2002


NOTE 1. ACCOUNTING POLICIES
ORGANIZATION:

Liberty Money Market Fund (the "Fund"), a series of Liberty Funds Trust II, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in interests in the SR&F Cash Reserves Portfolio (the "Portfolio"), a Massachusetts common trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (49.2% at June 30, 2002). The performance of the Fund is directly affected by the performance of the Portfolio.

The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C shares, all of which are sold at net asset value. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and a continuing service and distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Valuation of securities by the Portfolio is discussed in Note
2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

The Fund attempts to maintain a per-share net asset value of $1.00, which management believes will be possible under most conditions.

In the event that a deviation of 0.50% or more exists between the Fund's $1.00 per-share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market quotations, the Board of Trustees would consider what action, if any, should be taken.

DETERMINATION OF CLASS NET ASSET VALUES AND
FINANCIAL HIGHLIGHTS:

All income, expenses (other than Class B and Class C service and distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the net investment income per share data and ratios for the Fund for the entire period by the service fee and distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued. NOTE 2. FEDERAL TAX INFORMATION Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for non-deductible expenses. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended June 30, 2002, permanent items identified and reclassified among the components of net assets are as follows:

                   Undistributed    Accumulated
                   Net Investment   Net Realized    Paid-In
Liberty Money      Income (Loss)    Gains (Losses)  Capital
--------------------------------------------------------------------------------
Market Fund        $9,034           $1              $(9,035)

Net investment income, net realized gains(losses), and net assets were not affected by this reclassification.

The tax character of distributions paid during 2002 was ordinary income of $3,774,996.

As of June 30, 2002, the component of distributable earnings on a tax basis was undistributed ordinary income of $24,666.

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

               Capital Loss
               Carryforward      Year of Expiration
Liberty Money  Total       2003     2007     2008    2009
--------------------------------------------------------------------------------
Market Fund    $(3,688)    $(1,327) $(1,424) $(583)  $(354)

DISTRIBUTIONS TO SHAREHOLDERS:
The Fund declares and records distributions daily and pays monthly.

June 30, 2002


NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
ADMINISTRATION FEE:

Colonial Management Associates, Inc. (the "Administrator") provides accounting and other services and office facilities for a monthly fee equal to 0.25% annually of the Fund's average daily net assets.

On November 1, 2001, Liberty Financial Companies Inc., the former parent of the Advisor, completed the sale of its asset management business, including the Advisor, to Fleet National Bank ("Fleet"). This transaction resulted in a change of control of the Advisor and, therefore, an assignment of the Advisor's investment advisory contract with the Portfolio to Fleet. The Portfolio had obtained approval of a new investment advisory contract by the Portfolio's Board of Trustees and fund shareholders, which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for its effective and termination dates.

BOOKKEEPING FEE:

The Administrator is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Administrator has delegated those functions to State Street Bank and Trust Company ("State Street"). The Administrator pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Administrator receives from the Fund an annual flat fee of $5,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc., (the "Transfer Agent"), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc., (the "Distributor"), an affiliate of the Administrator, is the Fund's principal underwriter. For the year ended June 30, 2002, the Distributor received contingent deferred sales charges (CDSC) of $306,479, $674,223 and $42,692 on Class A, Class B and Class C shares redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of average daily net assets attributable to Class B and Class C shares as of the 20th of each month.

The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class B share distribution fee, additionally the Distributor has also voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.15% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

The Administrator has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (inclusive of the Fund's proportionate share of the Portfolio's expenses and exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.00% annually of the Fund's average daily net assets. This agreement expired on September 25, 2001.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Administrator or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. OTHER RELATED PARTY TRANSACTIONS

At June 30, 2002, Colonial Investment Services, Inc. owned 13.3% of the Fund's shares outstanding.

June 30, 2002


NOTE 5. SUBSEQUENT EVENTS

On July 29, 2002, the Fund acquired all the net assets of Stein Roe Cash Reserves Fund pursuant to a plan of reorganization approved by Stein Roe Cash Reserves Fund shareholders on June 28, 2002. The net assets of Stein Roe Cash Reserves Fund have been transferred to the Fund in a tax-free exchange and shareholders of Stein Roe Cash Reserves Fund have received shares of the Fund in exchange for their shares as follows:

            Liberty Money           Stein Roe Cash
             Market Fund             Reserves Fund
            Shares Issued         Net Assets Received
-----------------------------------------------------------------
             338,355,029             $338,355,029


    Net Assets of        Net Assets of        Net Assets of
     Liberty Money      Stein Roe Cash        Liberty Money
     Market Fund        Reserves Fund          Market Fund
       Prior to        Immediately Prior    Immediately After
      Combination       to Combination         Combination
-----------------------------------------------------------------
     $354,468,496        $338,355,029         $692,823,525


Effective July 29, 2002, prior to the reorganization described above, the Fund's pro-rata share of the net assets of the SR&F Cash Reserves Portfolio were distributed to the Fund based on allocation methods in compliance with the Internal Revenue Service.

LIBERTY MONEY MARKET FUND   -- FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:


                                                                                                                       YEAR
                                                                                                                       ENDED
                                                            YEAR ENDED JUNE 30,                                      AUGUST 31,
------------------------------------------------------------------------------------------------------------------------------------
CLASS A                                    2002                 2001         2000          1999      1998 (a)(b)         1997
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  $       1.000        $    1.000   $     1.000    $    1.000     $  1.000        $    1.000
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                         0.015(c)          0.052(c)      0.052(c)      0.046(c)     0.041(c)          0.048
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS:
From net investment income                   (0.015)           (0.052)       (0.052)       (0.046)      (0.041)           (0.048)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD        $       1.000        $    1.000   $     1.000    $    1.000     $  1.000        $    1.000
------------------------------------------------------------------------------------------------------------------------------------
Total return (d)                              1.56%              5.34%(e)      5.26%(e)      4.70%(e)     4.17%(e)(f)       4.90%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                                      1.01%(c)           0.70%(c)      0.65%(c)(g)   0.68%(c)(g)  0.69%(c)(g)(h)    0.72%(g)
Net investment income                         1.54%(c)           5.31%(c)      5.13%(c)(g)   4.61%(c)(g)  4.93%(c)(g)(h)    4.73%(g)
Waiver/reimbursement                            --               0.19%         0.19%         0.19%        0.19%(h)            --
Net assets, end of period (000's)        $ 210,616          $ 189,822     $ 178,678      $157,790     $128,658         $ 144,076

(a) The Fund changed its fiscal year end from August 31 to June 30. Information presented is for the period September 1, 1997 through June 30, 1998.

(b) Effective March 2, 1998, Stein Roe & Farnham became the investment Advisor of the Fund.

(c) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Cash Reserves Portfolio.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Administrator and/or Distributor not waived a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(h)  Annualized.

LIBERTY MONEY MARKET FUND   -- FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:


                                                                                                                      YEAR
                                                                                                                      ENDED
                                                            YEAR ENDED JUNE 30,                                      AUGUST 31,
------------------------------------------------------------------------------------------------------------------------------------
CLASS B                                    2002                 2001         2000          1999      1998 (a)(b)         1997
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  $       1.000        $    1.000   $     1.000    $    1.000     $  1.000        $    1.000
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                         0.007(c)          0.042(c)      0.041(c)      0.036(c)     0.032(c)          0.038
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                   (0.007)           (0.042)       (0.041)       (0.036)      (0.032)           (0.038)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD        $       1.000        $    1.000   $     1.000    $    1.000     $  1.000        $    1.000
------------------------------------------------------------------------------------------------------------------------------------
Total return (d)                               0.73%(e)          4.31%(e)      3.99%(e)      3.68%(e)     3.28%(e)(f)       3.82%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                                       1.84%(c)          1.70%(c)      1.65%(c)(g)   1.68%(c)(g)  1.69%(c)(g)(h)    1.72%(g)
Net investment income                          0.71%(c)          4.31%(c)      4.13%(c)(g)   3.61%(c)(g)  3.93%(c)(g)(h)    3.73%(g)
Waiver/reimbursement                           0.17%             0.19%         0.19%         0.19%        0.19%(h)            --
Net assets, end of period (000's)         $  96,827         $  80,879     $  69,214      $ 93,821     $ 61,811        $   70,242

(a) The Fund changed its fiscal year end from August 31 to June 30. Information presented is for the period September 1, 1997 through June 30, 1998.

(b) Effective March 2, 1998, Stein Roe & Farnham became the investment Advisor of the Fund.

(c) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Cash Reserves Portfolio.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Administrator and/or Distributor not waived a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(h)  Annualized.

LIBERTY MONEY MARKET FUND   -- FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:


                                                                                                                       YEAR
                                                                                                                       ENDED
                                                            YEAR ENDED JUNE 30,                                       AUGUST 31,
------------------------------------------------------------------------------------------------------------------------------------
CLASS C                                    2002                 2001         2000          1999      1998 (a)(b)         1997
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  $       1.000        $    1.000   $     1.000    $    1.000     $  1.000        $    1.000
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                         0.011(d)          0.048(d)      0.048(d)      0.042(d)     0.037(d)          0.039
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                   (0.011)           (0.048)       (0.048)       (0.042)      (0.037)           (0.039)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD        $       1.000        $    1.000   $     1.000    $    1.000     $  1.000        $    1.000
------------------------------------------------------------------------------------------------------------------------------------
Total return (e)                               1.16%(f)          4.93%(f)      4.71%(f)      4.30%(f)     3.81%(f)(g)       3.97%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                                       1.41%(d)          1.10%(d)      1.05%(d)(h)   1.08%(d)(h)  1.09%(d)(h)(i)    1.64%(h)
Net investment income                          1.14%(d)          4.91%(d)      4.73%(d)(h)   4.21%(d)(h)  4.53%(d)(h)(i)    3.81%(h)
Waiver/reimbursement                           0.60%             0.79%         0.79%         0.79%        0.79%(i)            --
Net assets, end of period (000's)      $     20,772         $  10,010    $    3,950     $   2,194     $  3,304         $   2,904

(a) The Fund changed its fiscal year end from August 31 to June 30. Information presented is for the period September 1, 1997 through June 30, 1998.

(b) Effective March 2, 1998, Stein Roe & Farnham became the investment Advisor of the Fund.

(c)  Effective July 1, 1997, Class D shares were redesignated to Class C shares.

(d) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Cash Reserves Portfolio.

(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f) Had the Administrator and/or Distributor not waived a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(i)  Annualized.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders, Holders of Investors' Beneficial Interests and Board of Trustees of Liberty Funds Trust II and SR&F Base Trust

Liberty Money Market Fund
SR&F Cash Reserves Portfolio

We have audited the accompanying statement of assets and liabilities of Liberty Money Market Fund (a series of Liberty Funds Trust II) and the accompanying statement of assets and liabilities, including the portfolio of investments, of SR&F Cash Reserves Portfolio (a series of SR&F Base Trust) as of June 30, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended June 30, 1999 for the Liberty Money Market Fund were audited by other auditors whose report dated August 11, 1999 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liberty Money Market Fund series of Liberty Funds Trust II and the SR&F Cash Reserves Portfolio of SR&F Base Trust at June 30, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods referred to above, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
August 16, 2002

TRUSTEES

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of The Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee, and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty funds. The Statement of Additional Information (SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.


                                         Year first                                                     Number of
                                         elected or                                                portfolios in fund      Other
                           Position with  appointed   Principal occupation(s)                       complex overseen   directorships
Name, address and age      Liberty Funds  to office   during past five years                             by trustee         held
------------------------------------------------------------------------------------------------------------------------------------
Disinterested Trustees
Douglas A. Hacker (age 46)     Trustee      2000     President of UAL Loyalty Services and Executive        101         None
c/o Liberty Funds Group LLC                          Vice President of United Airlines (airline) since
One Financial Center                                 September 2001 (formerly Executive Vice
Boston, MA 02111                                     President from July 1999 to September 2001);
                                                     Chief Financial Officer of United Airlines since
                                                     July 1999; Senior Vice President and Chief
                                                     Financial Officer of UAL, Inc. prior thereto

Janet Langford Kelly (age 44)  Trustee      2000     Executive Vice President-- Corporate Development       101         None
c/o Liberty Funds Group LLC                          and Administration, General Counsel and
One Financial Center                                 Secretary, Kellogg Company (food manufacturer),
Boston, MA 02111                                     since September 1999; Senior Vice President,
                                                     Secretary and General Counsel, Sara Lee
                                                     Corporation (branded, packaged, consumer-
                                                     products manufacturer) prior thereto

Richard W. Lowry (age 66)      Trustee      1995     Private Investor since 1987 (formerly                  103         None
c/o Liberty Funds Group LLC                          Chairman and Chief Executive Officer, U.S.
One Financial Center                                 Plywood Corporation [building products
Boston, MA 02111                                     manufacturer])

Salvatore Macera (age 71)      Trustee      1998     Private Investor since 1981 (formerly Executive        101         None
c/o Liberty Funds Group LLC                          Vice President and Director of Itek Corporation
One Financial Center                                 (electronics) from 1975 to 1981)
Boston, MA 02111

Charles R. Nelson (age 59)     Trustee      2000     Van Voorhis Professor, Department of Economics,        101         None
c/o Liberty Funds Group LLC                          University of Washington; consultant on
One Financial Center                                 econometric and statistical matters
Boston, MA 02111

John J. Neuhauser (age 59)     Trustee      1985     Academic Vice President and Dean of Faculties          103     Saucony, Inc.
c/o Liberty Funds Group LLC                          since August 1999, Boston College (formerly                 (athletic footwear)
One Financial Center                                 Dean, Boston College School of Management                      SkillSoft Corp.
Boston, MA 02111                                     from September 1977 to September 1999)                          (e-learning)

Thomas E. Stitzel (age 66)     Trustee      1998     Business Consultant since 1999 (formerly               101         None
c/o Liberty Funds Group LLC                          Professor of Finance from 1975 to 1999 and Dean
One Financial Center                                 from 1977 to 1991, College of Business, Boise State
Boston, MA 02111                                     University); Chartered Financial Analyst

Thomas C. Theobald (age 65)    Trustee      2000     Managing Director, William Blair Capital Partners      101   Xerox Corporation
c/o Liberty Funds Group LLC                          (private equity investing) since 1994 (formerly             (business products
One Financial Center                                 Chief Executive Officer and Chairman of the              and services), Anixter
Boston, MA 02111                                     Board of Directors, Continental Bank Corporation)        International (network
                                                                                                                support equipment
                                                                                                               distributor), Jones
                                                                                                           Lang LaSalle (real estate
                                                                                                            management services) and
                                                                                                         MONY Group (life insurance)



                                         Year first                                                     Number of
                                         elected or                                                portfolios in fund      Other
                           Position with  appointed   Principal occupation(s)                       complex overseen   directorships
Name, address and age      Liberty Funds  to office   during past five years                             by trustee         held
------------------------------------------------------------------------------------------------------------------------------------
Disinterested Trustees (continued)
Anne-Lee Verville (age 57)     Trustee      1998     Author and speaker on educational systems needs        101    Chairman of the
c/o Liberty Funds Group LLC                          (formerly General Manager, Global Education                Board of Directors,
One Financial Center                                 Industry from 1994 to 1997, and President,                 Enesco Group, Inc.
Boston, MA 02111                                     Applications Solutions Division from 1991 to            (designer, importer and
                                                     1994, IBM Corporation [global education and             distributor of giftware
                                                     global applications])                                       and collectibles)


Interested Trustees

William E. Mayer* (age 62)     Trustee      1994     Managing Partner, Park Avenue Equity Partners   103  Lee Enterprises (print and
c/o Liberty Funds Group LLC                          (private equity fund) since February 1999          online media), WR Hambrecht
One Financial Center                                 (formerly Founding Partner, Development Capital       + Co.(financial service
Boston, MA 02111                                     LLC from November 1996 to February 1999;              provider), First Health
                                                     Dean and Professor, College of Business and            (health care) Systech
                                                     Management, University of Maryland from                Retail Systems (retail
                                                     October 1992 to November 1996)                    industry technology provider)

Joseph R. Palombo* (age 49)    Trustee      2000     Chief Operating Officer of Columbia              101          None
One Financial Center            and                  Management Group, Inc. (Columbia Management
Boston, MA 02111              Chairman               Group) since November 2001; formerly Chief
                               of the                Operations Officer of Mutual Funds, Liberty
                                Board                Financial Companies, Inc. from August 2000 to
                                                     November 2001; Executive Vice President of The
                                                     Advisor since April 1999; Executive Vice President
                                                     and Director of Colonial Management Associates, Inc.
                                                     since April 1999; Executive Vice President and Chief
                                                     Administrative Officer of Liberty Funds Group LLC
                                                     (LFG) since April 1999; Director of The Advisor
                                                     since September 2000; Trustee and Chairman of the
                                                     Board of Stein Roe Mutual Funds since October 2000;
                                                     Manager of Stein Roe Floating Rate Limited
                                                     Liability Company since October 2000 (formerly Vice
                                                     President of Liberty Funds from April 1999 to August
                                                     2000; Chief Operating Officer and Chief
                                                     Compliance Officer, Putnam Mutual Funds from December
                                                     1993 to March 1999)

*    Mr. Mayer is an "interested person" (as defined in the Investment Company
     Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht +
     Co. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.

Officers and Transfer Agent


                                       Year first
                                       elected or
                         Position with  appointed
Name, address and age     Liberty Funds to office   Principal occupation(s) during past five years
-------------------------------------------------------------------------------------------------------------------
Officers
Keith T. Banks (age 46)    President     2001       President of Liberty Funds since November 2001; Chief Investment Officer and
Columbia Management Group, Inc.                     Chief Executive Officer of Columbia Management Group since 2001; President,
590 Madison Avenue, 36th Floor                      Chief Executive Officer and Chief Investment Officer of Fleet Investment
Mail Stop NY EH 30636A                              Advisors Inc. Since 2000 (formerly Managing Director and Head of U.S. Equity,
New York, NY 10022                                  J.P. Morgan Investment Management from November 1996 to August 2000)

Vicki L. Benjamin (age 41)   Chief       2001       Controller of the Liberty Funds and Liberty All-Star Funds since May 2002; Chief
One Financial Center      Accounting                Accounting Officer of the Liberty Funds and Liberty All-Star Funds since June
Boston, MA 02111          Officer and               2001; Vice President of LFG since April 2001 (formerly Vice President, Corporate
                          Controller                Audit, State Street Bank and Trust Company from May 1998 to April 2001; Audit
                                                    Manager from July 1994 to June 1997; Senior Audit Manager from July 1997 to May
                                                    1998, Coopers & Lybrand, LLP)

J. Kevin Connaughton (age 38)  Treasurer 2000       Treasurer of the Liberty Funds and Liberty All-Star Funds since December 2000
One Financial Center                                (formerly Controller of the Liberty Funds and Liberty All-Star Funds from
Boston, MA 02111                                    February 1998 to October 2000); Treasurer of Stein Roe Funds since February 2001
                                                    (formerly Controller from May 2000 to February 2001); Senior Vice President of
                                                    LFG since January 2001 (formerly Vice President from April 2000 to January 2001;
                                                    Vice President of Colonial Management Associates, Inc. from February 1998 to
                                                    October 2000; Senior Tax Manager; Coopers & Lybrand, LLP from April 1996 to
                                                    January 1998)

Jean S. Loewenberg (age 57) Secretary    2002       Secretary of Liberty Funds and Liberty All-Star Funds since February 2002;
One Financial Center                                Senior Vice President and Group Senior Counsel, Fleet National Bank since
Boston, MA 02111                                    November 1996






--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Money Market Fund is:

Liberty Funds Services, Inc.
PO Box 8081
Boston, MA  02266-8081

PLEASE MAKE A NOTE OF OUR NEW MAILING ADDRESS, EFFECTIVE IMMEDIATELY.

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Money Market Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Annual Report:
Liberty Money Market Fund

                       This page intentionally left blank.

                       This page intentionally left blank.

[inside back cover]

LIBERTY MONEY MARKET FUND   ANNUAL REPORT

757-02/324K-0602 (08/02) 02/1626